Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net income	$ 1,502,876	$ 226,022
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	7,402	10,810
Non-cash lease expenses	0	45,148
Loss from disposal of property and equipment	0	606
Share-based compensation	0	53,250
Changes in operating assets and liabilities:
Account receivables, net	(858,161)	(621,655)
Contract asset, net	1,972,732	2,239,613
Advance to suppliers	4,415,107	(3,937,025)
Inventory, net	(25,401)	0
Prepaid expenses and other current assets	40,899	64,982
Account payables	(77,703)	(43,011)
Contract liabilities	(285,832)	(38,853)
Taxes payable	11,175	126,429
Accrued expenses and other current liabilities	99	(18,412)
Net cash provided by (used in) operating activities	6,703,193	(1,892,096)
Cash flows from investing activities
Purchase of property and equipment	0	(3,500)
Prepayment for acquisitions	(39,137,623)	0
Repayment of advance to a related party	0	1,466,239
Net cash (used in) provided by investing activities	(39,137,623)	1,462,739
Cash flows from financing activities
Proceeds from advance from a third party	313,966	0
Net proceeds from issuance of ordinary shares	11,989,949	29,047,088
Net cash provided by financing activities	12,303,915	29,047,088
Effect of changes of foreign exchange rates on cash	(298,326)	73,491
Net (decrease) increase in cash	(20,428,842)	28,691,222
Cash, beginning of year	32,678,421	5,007,449
Cash, end of year	12,249,579	33,698,671
Supplemental disclosure of cash flow information:
Cash paid for interest expense	0	40,463
Cash paid for income tax	$ 2,493	$ 0